Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment and Geographic Information [Abstract]
Segment Disclosure
Beginning in the first quarter of 2013, the results of operations for the Company’s cosmetic and pharmaceutical businesses in Asia Pacific and China, previously reported in the Corporate & Other segment, are reported in the Color segment. Results for 2012 and 2011 have been restated to reflect this change.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
2013
Revenue from external customers	$845,672	$473,281	$148,597	$1,467,550
Intersegment revenue	35,626	20,691	1,847	58,164
Total revenue	881,298	493,972	150,444	1,525,714
Operating income (loss)	122,410	103,601	(53,649)	172,362
Interest expense	—	—	16,147	16,147
Earnings (loss) before income taxes	122,410	103,601	(69,796)	156,215
Assets	897,216	790,531	182,987	1,870,734
Capital expenditures	59,040	39,273	5,933	104,246
Depreciation and amortization	27,458	18,664	5,894	52,016

2012
Revenue from external customers	$837,549	$477,385	$144,116	$1,459,050
Intersegment revenue	37,732	21,825	1,464	61,021
Total revenue	875,281	499,210	145,580	1,520,071
Operating income (loss)	122,997	96,406	(28,195)	191,208
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes	122,997	96,406	(45,096)	174,307
Assets	860,395	744,200	172,048	1,776,643
Capital expenditures	49,781	46,003	8,022	103,806
Depreciation and amortization	27,021	15,499	5,832	48,352

2011
Revenue from external customers	$821,933	$476,958	$131,898	$1,430,789
Intersegment revenue	35,527	19,833	1,728	57,088
Total revenue	857,460	496,791	133,626	1,487,877
Operating income (loss)	129,436	92,518	(31,131)	190,823
Interest expense	—	—	19,439	19,439
Earnings (loss) before income taxes	129,436	92,518	(50,570)	171,384
Assets	803,844	699,017	151,303	1,654,164
Capital expenditures	34,999	30,121	7,080	72,200
Depreciation and amortization	26,743	14,125	5,231	46,099

Geographical Information
Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2013	2012	2011
Revenue from external customers:
North America	$784,658	$785,919	$737,154
Europe	382,464	371,658	405,312
Asia Pacific	191,343	199,849	190,404
Other	109,085	101,624	97,919
Consolidated	$1,467,550	$1,459,050	$1,430,789
Long-lived assets:
North America	$531,005	$504,483	$444,656
Europe	506,352	472,865	456,248
Asia Pacific	32,148	35,891	35,151
Other	11,404	12,050	11,239
Consolidated	$1,080,909	$1,025,289	$947,294

Product Information
Product Information The Company’s revenue summarized by product portfolio is as follows:

(in thousands)	2013	2012	2011
Traditional Flavors & Fragrances	$744,934	$725,165	$710,450
Natural Ingredients	244,155	252,941	240,844
Food & Beverage Colors	307,301	310,739	317,880
Non-Food Colors	229,324	231,226	218,703
Intersegment Revenue	(58,164)	(61,021)	(57,088)
Consolidated	$1,467,550	$1,459,050	$1,430,789